UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2015

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments:

Putnam Short Duration Income Fund

The fund's portfolio
4/30/15 (Unaudited)

CORPORATE BONDS AND NOTES (75.1%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Banking (42.7%)

Abbey National Treasury Services PLC/Stamford, CT company guaranty sr. unsec. unsub. FRN (United Kingdom)	0.780	3/13/17	$7,000,000	$7,004,802

Abbey National Treasury Services PLC/Stamford, CT company guaranty sr. unsec. unsub. FRN (United Kingdom)	0.683	9/29/17	8,565,000	8,535,913

ABN Amro Bank NV 144A sr. unsec. FRN (Netherlands)	1.079	10/28/16	18,618,000	18,721,062

ABN Amro Bank NV 144A sr. unsec. notes (Netherlands)	1.375	1/22/16	2,000,000	2,007,340

American Express Bank FSB sr. unsec. FRN Ser. BKNT	0.480	6/12/17	12,340,000	12,320,515

Australia & New Zealand Banking Group, Ltd. 144A sr. unsec. FRN (Australia)	0.651	1/10/17	13,000,000	13,016,484

Australia & New Zealand Banking Group, Ltd. 144A unsec. sr. FRN (Australia)	0.716	1/16/18	10,000,000	10,005,360

Bank of America Corp. sr. unsec. FRN Ser. MTN	0.872	8/25/17	6,112,000	6,127,176

Bank of America Corp. unsec. sub. FRN	0.588	8/15/16	3,673,000	3,655,759

Bank of America, NA unsec. sub. FRN Ser. BKNT	0.571	6/15/17	10,000,000	9,937,260

Bank of Montreal sr. unsec. unsub. FRN (Canada)	0.631	4/10/18	3,000,000	3,002,568

Bank of New York Mellon Corp. (The) sr. unsec. FRN Ser. 1	0.704	3/6/18	4,062,000	4,063,145

Bank of Nova Scotia sr. unsec. unsub. FRN (Canada)	0.586	4/11/17	10,000,000	9,986,290

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. FRN (Japan)	0.874	9/9/16	4,300,000	4,302,275

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. FRN (Japan)	0.675	3/10/17	4,000,000	3,989,532

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. FRN (Japan)	0.815	3/5/18	5,000,000	5,001,355

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A unsec. FRN (Japan)	0.574	9/8/17	5,000,000	4,977,540

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. FRN (France)	1.129	10/28/16	4,570,000	4,601,213

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. FRN (France)	1.125	1/20/17	17,850,000	17,942,195

Barclays Bank PLC sr. unsec. unsub. FRN (United Kingdom)	0.837	2/17/17	15,100,000	15,121,638

Barclays Bank PLC sr. unsec. unsub. FRN Ser. MTN (United Kingdom)	0.804	12/9/16	9,385,000	9,403,986

BB&T Corp. unsec. sub. notes	5.200	12/23/15	2,315,000	2,380,012

BNP Paribas SA company guaranty sr. unsec. unsub. FRN Ser. MTN (France)	0.751	3/17/17	4,000,000	3,995,728

BNP Paribas SA company guaranty sr. unsec. unsub. FRN Ser. MTN (France)	0.716	5/7/17	2,000,000	2,002,330

BNP Paribas SA 144A company guaranty unsec. sub. notes (France)	4.800	6/24/15	13,865,000	13,947,053

BPCE SA company guaranty sr. unsec. FRN Ser. MTN (France)	1.126	2/10/17	10,175,000	10,244,383

BPCE SA company guaranty sr. unsec. unsub. FRB Ser. MTN (France)	0.875	6/23/17	13,000,000	13,018,382

Branch Banking & Trust Co. sr. unsec. FRN	0.692	12/1/16	2,000,000	2,002,444

Branch Banking & Trust Co. unsec. sub. FRN	0.590	9/13/16	15,795,000	15,740,223

Branch Banking & Trust Co. unsec. sub. FRN Ser. BKNT	0.562	5/23/17	3,000,000	2,987,982

Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN Ser. EMTN (Canada)	0.437	2/21/17	6,200,000	6,184,252

Canadian Imperial Bank of Commerce/Canada sr. unsec. unsub. FRN (Canada)	0.795	7/18/16	3,000,000	3,010,203

Capital One Financial Corp. sr. unsec. unsub. FRN	0.895	11/6/15	8,688,000	8,702,830

Capital One NA/Mclean VA sr. unsec. FRN Ser. BKNT	0.715	3/22/16	7,000,000	7,005,481

Capital One, NA sr. unsec. FRN Ser. BKNT	0.935	2/5/18	9,000,000	9,019,539

Citigroup, Inc. sr. unsec. sub. FRN	0.534	6/9/16	19,859,000	19,768,364

Citigroup, Inc. unsec. sr. FRN	0.963	11/24/17	5,145,000	5,152,640

Comerica, Inc. sr. unsec. unsub. notes	3.000	9/16/15	2,000,000	2,014,560

Commonwealth Bank of Australia 144A sr. unsec. FRN (Australia)	0.534	9/8/17	7,000,000	6,996,437

Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (Australia)	0.668	3/12/18	10,000,000	9,996,990

Commonwealth Bank of Australia 144A sr. unsec. unsub. FRN (Australia)	0.630	3/13/17	5,000,000	5,002,755

Commonwealth Bank of Australia/New York, NY sr. unsec. notes	1.250	9/18/15	480,000	481,426

Credit Agricole SA 144A sr. unsec. FRN (France)	1.121	10/3/16	8,000,000	8,040,976

Credit Agricole SA/London 144A sr. unsec. FRN (United Kingdom)	1.435	4/15/16	12,265,000	12,357,355

Credit Suisse/New York, NY sr. unsec. FRN	0.969	1/29/18	4,000,000	4,004,384

Credit Suisse/New York, NY sr. unsec. FRN	0.959	4/27/18	10,000,000	9,994,180

Credit Suisse/New York, NY sr. unsec. FRN Ser. GMTN	0.751	5/26/17	10,860,000	10,853,017

Danske Bank A/S 144A sr. unsec. unsub. notes (Denmark)	3.875	4/14/16	15,285,000	15,695,402

DNB Boligkreditt AS 144A sr. unsub. bonds (Norway)	2.100	10/14/15	2,500,000	2,517,268

Fifth Third Bancorp unsec. sub. FRB	0.690	12/20/16	14,685,000	14,601,384

Fifth Third Bank/Cincinnati, OH sr. unsec. FRN	0.671	2/26/16	9,700,000	9,708,672

HBOS PLC unsec. sub. FRN Ser. EMTN (United Kingdom)	0.973	9/30/16	15,035,000	15,012,448

HBOS PLC unsec. sub. FRN Ser. EMTN (United Kingdom)	0.964	9/6/17	8,830,000	8,783,717

HSBC Finance Corp. sr. unsec. unsub. FRN	0.692	6/1/16	16,276,000	16,255,281

ING Bank NV 144A sr. unsec. notes (Netherlands)	3.000	9/1/15	4,000,000	4,028,360

ING Bank NV 144A unsec. FRN (Netherlands)	0.821	3/16/18	2,000,000	2,000,000

ING Bank NV 144A unsec. sub. notes (Netherlands)	5.125	5/1/15	17,797,000	17,797,000

Intesa Sanpaolo SpA 144A sr. unsec. notes (Italy)	3.625	8/12/15	13,600,000	13,691,120

JPMorgan Chase & Co. sr. unsec. FRN Ser. MTN	0.772	3/1/18	5,000,000	4,998,520

JPMorgan Chase Bank, NA unsec. sub. FRN	0.600	6/13/16	21,811,000	21,767,814

KeyBank NA/Cleveland, OH sr. unsec. FRN	0.752	11/25/16	3,000,000	3,004,218

KeyBank NA/Cleveland, OH unsec. sub. notes Ser. BKNT	4.950	9/15/15	2,206,000	2,238,995

KeyBank NA/Cleveland, OH unsec. sub. notes Ser. MTN	5.450	3/3/16	5,230,000	5,424,687

KeyCorp sr. unsec. unsub. notes Ser. MTN	3.750	8/13/15	9,960,000	10,041,562

M&I Marshall & Ilsley Bank unsec. sub. notes	4.850	6/16/15	1,800,000	1,807,747

Manufacturers & Traders Trust Co. sr. unsec. FRB	0.653	1/30/17	5,000,000	4,999,555

Manufacturers & Traders Trust Co. sr. unsec. FRN Ser. BKNT	0.577	7/25/17	6,000,000	5,979,540

Manufacturers & Traders Trust Co. sr. unsec. FRN Ser. BKNT	0.564	3/7/16	10,500,000	10,499,843

Merrill Lynch & Co., Inc. unsec. sub. FRN	0.805	5/2/17	5,167,000	5,134,918

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. FRN (Japan)	0.706	4/16/17	11,000,000	10,974,018

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. FRN (Japan)	0.909	3/26/18	9,000,000	8,999,865

Mizuho Bank, Ltd. 144A company guaranty sr. unsec. unsub. FRN (Japan)	0.717	9/25/17	3,000,000	2,989,149

National Australia Bank, Ltd. 144A sr. unsec. FRB (Australia)	0.692	12/2/16	4,000,000	4,009,352

National Australia Bank, Ltd. 144A sr. unsec. FRN (Australia)	0.641	3/17/17	5,000,000	5,002,770

National Australia Bank, Ltd./New York sr. unsec. FRN (Australia)	0.827	7/25/16	7,600,000	7,640,424

National City Bank/Cleveland, OH unsec. sub. FRN Ser. BKNT	0.634	6/7/17	8,415,000	8,375,155

National City Bank/Cleveland, OH unsec. sub. FRN Ser. BKNT	0.621	12/15/16	4,250,000	4,235,134

Nationwide Building Society 144A unsec. sub. notes (United Kingdom)	5.000	8/1/15	15,950,000	16,106,836

Nordea Bank AB 144A sr. unsec. unsub. FRN (Sweden)	0.631	4/4/17	7,000,000	7,002,562

PNC Funding Corp. company guaranty unsec. sub. notes	5.250	11/15/15	4,204,000	4,303,937

Regions Financial Corp. sr. unsec. unsub. notes	5.750	6/15/15	6,362,000	6,398,238

Royal Bank of Canada sr. unsec. FRN (Canada)	0.607	1/23/17	2,000,000	2,001,036

Royal Bank of Canada sr. unsec. unsub. FRN Ser. GMTN (Canada)	0.724	9/9/16	12,340,000	12,381,092

Royal Bank of Scotland Group PLC sr. unsec. unsub. FRN (United Kingdom)	1.213	3/31/17	11,000,000	10,997,822

Royal Bank of Scotland Group PLC sr. unsec. unsub. notes (United Kingdom)	2.550	9/18/15	9,004,000	9,056,403

Santander Bank, NA unsec. sr. FRN	1.206	1/12/18	5,000,000	4,998,415

Santander US Debt SAU company guaranty sr. unsec. unsub. notes Ser. REGS (Spain)	3.781	10/7/15	1,000,000	1,011,892

Santander US Debt SAU 144A company guaranty sr. unsec. unsub. notes (Spain)	3.781	10/7/15	2,250,000	2,276,757

Societe Generale SA 144A unsec. sub. notes (France)	5.750	4/20/16	500,000	519,409

Societe Generale SA 144A sr. unsec. notes (France)	3.100	9/14/15	21,246,000	21,421,492

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. FRN (Japan)	0.701	1/10/17	6,000,000	5,994,816

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. unsub. FRN Ser. GMTN (Japan)	0.596	7/11/17	5,000,000	4,982,255

Sumitomo Mitsui Banking Corp. company guaranty sr. unsec. unsub. notes (Japan)	1.350	7/18/15	1,450,000	1,452,491

Sumitomo Mitsui Banking Corp. company guaranty unsec. sr. FRN (Japan)	0.856	1/16/18	6,000,000	6,014,748

Sumitomo Mitsui Banking Corp. 144A sr. unsec. unsub. bonds (Japan)	3.150	7/22/15	2,290,000	2,302,845

Sun Trust Bank/Atlanta, GA unsec. sub. FRN	0.553	8/24/15	8,920,000	8,915,656

Suncorp-Metway, Ltd. 144A sr. unsec. FRN (Australia)	0.973	3/28/17	15,250,000	15,268,971

SunTrust Bank/Atlanta, GA sr. unsec. FRN Ser. BKNT	0.697	2/15/17	10,000,000	9,987,360

SunTrust Bank/Atlanta, GA unsec. sub. notes Ser. BKNT	5.000	9/1/15	4,366,000	4,425,814

Svenska Handelsbanken AB sr. unsec. FRN (Sweden)	0.735	9/23/16	5,665,000	5,679,180

Toronto-Dominion Bank (The) sr. unsec. FRB Ser. MTN (Canada)	0.724	9/9/16	8,000,000	8,017,328

Toronto-Dominion Bank (The) sr. unsec. FRN (Canada)	0.495	5/2/17	6,000,000	5,998,812

Toronto-Dominion Bank (The) sr. unsec. unsub. FRN Ser. MTN (Canada)	0.570	3/13/18	10,000,000	9,994,250

U.S. Bank, NA/Cincinnati, OH sr. unsec. FRN Ser. BKNT	0.508	1/30/17	7,000,000	7,001,218

U.S. Bank, NA/Cincinnati, OH sr. unsec. FRN Ser. BKNT	0.467	9/11/17	10,000,000	9,985,640

U.S. Bank, NA/Cincinnati, OH sr. unsec. FRN Ser. BKNT	0.396	4/22/16	5,000,000	5,001,185

UBS AG/Stamford, CT unsec. sub. notes	7.375	7/15/15	16,443,000	16,650,527

UBS AG/Stamford, CT unsec. sub.notes	7.000	10/15/15	6,790,000	6,976,161

Wachovia Corp. unsec. sub. FRN	0.645	10/15/16	7,218,000	7,202,813

Wachovia Corp. unsec. sub. FRN	0.618	10/28/15	8,544,000	8,545,598

Wells Fargo & Co. sr. unsec. unsub. FRN	0.907	4/23/18	3,000,000	3,024,126

Wells Fargo Bank, NA unsec. sub. FRN	0.467	5/16/16	6,352,000	6,339,575

Westpac Banking Corp. sr. unsec. unsub. FRN (Australia)	0.632	12/1/17	17,000,000	17,008,585

Westpac Banking Corp. sr. unsec. unsub. FRN (Australia)	0.587	5/19/17	6,000,000	6,001,086

				898,088,183
Basic materials (1.0%)

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. FRN	1.421	5/27/16	16,250,000	16,301,155

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. FRN	1.336	4/16/18	4,000,000	3,997,704

				20,298,859
Capital goods (0.8%)

John Deere Capital Corp. sr. unsec. FRN Ser. MTN	0.491	12/15/17	10,000,000	10,031,560

John Deere Capital Corp. unsec. sr. FRN Ser. MTN	0.566	1/16/18	6,000,000	6,006,090

				16,037,650
Communication services (1.3%)

AT&T, Inc. sr. unsec. unsub. FRN	0.643	2/12/16	9,255,000	9,255,324

British Telecommunications PLC sr. unsec. unsub. notes (United Kingdom)	2.000	6/22/15	1,550,000	1,552,900

Verizon Communications, Inc. sr. unsec. unsub. FRN	1.801	9/15/16	6,500,000	6,601,179

Verizon Communications, Inc. sr. unsec. unsub. FRN	0.664	6/9/17	10,000,000	9,989,130

				27,398,533
Conglomerates (0.1%)

General Electric Co. sr. unsec. notes	0.850	10/9/15	1,000,000	1,002,210

				1,002,210
Consumer cyclicals (4.9%)

Clorox Co. (The) sr. unsec. notes	3.550	11/1/15	1,000,000	1,014,471

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN	0.615	3/10/17	10,000,000	10,009,170

Daimler Finance North America, LLC 144A company guaranty sr. unsec. FRN	0.595	8/1/17	5,000,000	4,991,120

Ford Motor Credit Co., LLC sr. unsec. FRN	0.784	9/8/17	5,500,000	5,466,346

Ford Motor Credit Co., LLC sr. unsec. unsub. FRN	0.834	12/6/17	15,000,000	14,906,640

General Motors Financial Co., Inc. company guaranty sr. unsec. notes	2.750	5/15/16	3,892,000	3,941,137

Hutchison Whampoa International 14, Ltd. 144A company guaranty sr. unsec. unsub. bonds (Hong Kong)	1.625	10/31/17	2,500,000	2,485,130

Hyundai Capital Services, Inc. 144A sr. unsec. unsub. FRN (South Korea)	1.070	3/18/17	3,000,000	3,003,711

Hyundai Capital Services, Inc. 144A sr. unsec. unsub. notes (South Korea)	4.375	7/27/16	3,075,000	3,190,562

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes	7.500	6/1/15	3,955,000	3,974,565

Nissan Motor Acceptance Corp. 144A sr. unsec. FRN	0.812	3/3/17	7,000,000	7,026,999

Nissan Motor Acceptance Corp. 144A unsec. FRN	0.969	9/26/16	9,350,000	9,406,568

Toyota Motor Credit Corp. sr. unsec. FRN Ser. MTN	0.457	5/16/17	10,000,000	9,989,730

Toyota Motor Credit Corp. sr. unsec. unsub. notes	0.875	7/17/15	1,000,000	1,001,239

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN	3.200	6/17/15	214,000	214,786

Toyota Motor Credit Corp. unsec. sr. FRN	0.596	1/12/18	7,000,000	7,007,091

Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. unsub. FRN	0.632	5/23/17	10,000,000	9,999,710

Volkswagen International Finance NV 144A company guaranty sr. unsec. FRN (Germany)	0.696	11/18/16	6,000,000	6,013,020

				103,641,995
Consumer finance (1.3%)

American Express Co. sr. unsec. unsub. FRN	0.852	5/22/18	5,250,000	5,257,849

American Express Credit Corp. sr. unsec. notes Ser. MTN	5.300	12/2/15	2,355,000	2,417,485

American Express Credit Corp. sr. unsec. unsub. FRN	0.565	9/22/17	5,350,000	5,337,069

American Honda Finance Corp. unsec. sr. FRN Ser. MTN	0.577	12/11/17	15,000,000	15,030,255

Capital One Bank USA NA sr. unsec. FRN	0.758	2/13/17	250,000	249,822

				28,292,480
Consumer staples (3.7%)

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. notes	0.800	1/15/16	1,000,000	1,002,453

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. FRN	0.467	1/27/17	4,465,000	4,456,177

ERAC USA Finance, LLC 144A company guaranty sr. unsec.	1.400	4/15/16	3,181,000	3,191,968

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes	5.900	11/15/15	3,465,000	3,555,454

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes	5.600	5/1/15	6,033,000	6,033,000

FBG Finance Pty, Ltd. 144A company guaranty sr. unsec. notes (Australia)	5.125	6/15/15	1,000,000	1,005,155

General Mills, Inc. sr. unsec. FRN	0.479	1/28/16	5,000,000	5,000,000

Kellogg Co. sr. unsec. unsub. notes	1.125	5/15/15	5,000,000	5,000,195

Kraft Foods Group, Inc. sr. unsec. notes	1.625	6/4/15	2,467,000	2,469,117

Kroger Co. (The) company guaranty sr. unsec. notes	3.900	10/1/15	5,429,000	5,491,455

Kroger Co. (The) sr. unsec. FRN	0.804	10/17/16	18,387,000	18,443,485

Mondelez International, Inc. sr. unsec. unsub. notes	4.125	2/9/16	5,984,000	6,135,539

Walgreens Boots Alliance, Inc. sr. unsec. unsub. FRN	0.706	5/18/16	15,585,000	15,612,663

				77,396,661
Energy (0.9%)

BP Capital Markets PLC company guaranty sr. unsec. unsub. FRN (United Kingdom)	0.626	2/10/17	10,000,000	9,998,180

Devon Energy Corp. sr. unsec. unsub. FRN	0.811	12/15/16	4,780,000	4,725,890

Devon Energy Corp. sr. unsec. unsub. FRN	0.721	12/15/15	4,000,000	3,998,472

				18,722,542
Financial (3.8%)

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. FRN	0.576	1/12/18	10,000,000	10,026,130

General Electric Capital Corp. company guaranty sr. unsec. FRN Ser. MTN	0.526	8/7/18	3,457,000	3,409,459

General Electric Capital Corp. sr. unsec. FRN Ser. EMTN	0.470	6/20/16	7,000,000	7,003,805

General Electric Capital Corp. sr. unsec. FRN Ser. GMTN	0.926	7/12/16	3,930,000	3,958,335

General Electric Capital Corp. sr. unsec. unsub. FRN Ser. GMTN	0.537	5/15/17	11,500,000	11,529,981

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN Ser. MTN	0.886	6/4/17	10,200,000	10,185,965

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GMTN	3.700	8/1/15	1,578,000	1,589,881

Goldman Sachs Group, Inc. (The) unsec. sr. FRN Ser. MTN	1.071	12/15/17	6,000,000	6,024,474

Morgan Stanley sr. unsec. unsub. FRN Ser. MTN	0.725	10/18/16	13,000,000	12,990,666

Morgan Stanley sr. unsec. unsub. notes	5.375	10/15/15	10,268,000	10,481,051

Royal Bank of Scotland PLC (The) company guaranty sr. unsec. unsub. notes (United Kingdom)	3.950	9/21/15	3,150,000	3,187,091

				80,386,838
Health care (2.2%)

AbbVie, Inc. sr. unsec. unsub. FRN	1.015	11/6/15	3,624,000	3,633,455

AbbVie, Inc. sr. unsec. unsub. notes	1.200	11/6/15	1,795,000	1,799,559

Actavis Funding SCS company guaranty sr. unsec. unsub. FRN (Luxembourg)	1.143	9/1/16	5,000,000	5,013,330

Amgen, Inc. sr. unsec. FRN	0.642	5/22/17	15,000,000	14,999,655

Bayer US Finance, LLC 144A company guaranty sr. unsec. unsub. FRN	0.551	10/6/17	10,000,000	10,003,960

McKesson Corp. sr. unsec. unsub. FRN	0.665	9/10/15	6,000,000	6,002,682

Merck & Co., Inc. sr. unsec. unsub. FRN	0.616	5/18/18	4,303,000	4,322,424

				45,775,065
Insurance (2.9%)

Aflac, Inc. sr. unsec. notes	3.450	8/15/15	7,790,000	7,852,663

American International Group, Inc. unsec. sub. notes	2.375	8/24/15	24,811,000	24,927,810

Mass Mutual Global Funding II 144A sr. unsub. notes	2.300	9/28/15	500,000	503,573

Metropolitan Life Global Funding I 144A FRB	0.805	7/15/16	3,560,000	3,574,617

Metropolitan Life Global Funding I 144A FRN	0.651	4/10/17	10,000,000	10,025,200

New York Life Global Funding 144A FRN	0.551	12/15/17	10,000,000	10,020,980

Prudential Covered Trust 2012-1 144A company guaranty mtge. notes	2.997	9/30/15	4,924,500	4,961,739

				61,866,582
Investment banking/Brokerage (0.5%)

Macquarie Bank, Ltd. 144A sr. unsec. unsub. FRN (Australia)	0.721	6/15/16	10,000,000	9,998,780

				9,998,780
Real estate (5.5%)

Camden Property Trust sr. unsec. unsub. notes(R)	5.000	6/15/15	6,401,000	6,433,299

DDR Corp. sr. unsec. unsub. notes(R)	9.625	3/15/16	2,925,000	3,134,673

DDR Corp. sr. unsec. unsub. notes(R)	5.500	5/1/15	6,217,000	6,217,000

Digital Realty Trust LP company guaranty sr. unsec. unsub. notes(R)	4.500	7/15/15	11,992,000	12,020,601

HCP, Inc. sr. unsec. unsub. notes(R)	7.072	6/8/15	13,500,000	13,579,380

Health Care REIT, Inc. sr. unsec. notes(R)	3.625	3/15/16	11,331,000	11,586,956

Kimco Realty Corp. sr. unsec. notes Ser. MTN(R)	5.584	11/23/15	3,600,000	3,694,475

Kimco Realty Corp. sr. unsec. unsub. notes Ser. MTN(R)	5.783	3/15/16	7,402,000	7,697,621

Realty Income Corp. sr. unsec. notes(R)	5.500	11/15/15	4,900,000	5,015,091

Regency Centers LP company guaranty sr. unsec. unsub. notes	5.250	8/1/15	25,230,000	25,513,081

Simon Property Group LP sr. unsec. unsub. notes(R)	5.750	12/1/15	1,024,000	1,041,587

Simon Property Group LP sr. unsec. unsub. notes(R)	5.100	6/15/15	1,000,000	1,005,043

UDR, Inc. sr. unsec. unsub. notes Ser. MTN(R)	5.250	1/15/16	5,350,000	5,500,811

Ventas Realty LP/Ventas Capital Corp. company guaranty sr. unsec. unsub. notes(R)	3.125	11/30/15	12,764,000	12,935,944

				115,375,562
Technology (0.7%)

eBay, Inc. sr. unsec. unsub. FRN	0.479	7/28/17	7,000,000	6,883,884

Western Union Co. (The) sr. unsec. unsub. FRN	1.262	8/21/15	7,255,000	7,266,876

				14,150,760
Transportation (0.4%)

Continental Airlines, Inc. pass-through certificates Ser. 97-4A	6.900	1/2/18	4,011,129	4,251,796

Kansas City Southern de Mexico SA de CV sr. unsec. FRN	0.979	10/28/16	4,000,000	3,991,404

				8,243,200
Utilities and power (2.4%)

Duke Energy Corp. sr. unsec. unsub. FRN	0.651	4/3/17	9,100,000	9,110,401

Duke Energy Progress, Inc. sr. FRN mtge. notes	0.464	3/6/17	5,000,000	4,969,435

Electricite de France (EDF) 144A sr. unsec. FRN (France)	0.735	1/20/17	8,000,000	8,008,224

Enbridge, Inc. sr. unsec. unsub. FRN (Canada)	0.712	6/2/17	5,000,000	4,949,010

Georgia Power Co. sr. unsec. unsub. FRN	0.591	3/15/16	4,707,000	4,706,336

Georgia Power Co. sr. unsec. unsub. notes Ser. 12D	0.625	11/15/15	2,000,000	2,001,462

LG&E and KU Energy, LLC sr. unsec. unsub. notes	2.125	11/15/15	4,000,000	4,026,764

NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes	7.875	12/15/15	2,590,000	2,699,417

Potomac Edison Co. (The) sr. unsub. notes	5.125	8/15/15	3,675,000	3,720,779

TransCanada PipeLines, Ltd. sr. unsec. unsub. FRN (Canada)	0.953	6/30/16	7,100,000	7,127,278

				51,319,106

Total corporate bonds and notes (cost $1,577,664,345)				$1,577,995,006

COMMERCIAL PAPER (10.9%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Alcoa, Inc.	0.550	5/8/15	$15,000,000	$14,998,396

Bell Canada (Canada)	0.601	6/2/15	16,000,000	15,996,715

Campbell Soup Co.	0.520	5/18/15	1,650,000	1,649,852

Church & Dwight Co., Inc. 144A	0.500	5/19/15	9,500,000	9,498,812

Discovery Communications, LLC 144A	0.500	5/15/15	7,500,000	7,499,281

Eni Finance USA Inc.	0.551	5/22/15	3,100,000	3,099,543

Hawaiian Electric Co., Inc.	0.500	5/5/15	10,000,000	9,999,431

Hawaiian Electric Co., Inc.	0.500	5/4/15	10,000,000	9,999,544

Hewlett-Packard Co.	0.691	6/25/15	5,000,000	4,998,818

Hyundai Capital America (South Korea)	0.631	8/3/15	4,633,000	4,629,124

Kansas City Southern Railway Co. (The)	0.580	5/1/15	12,000,000	11,999,873

Kinder Morgan Inc./DE	0.800	5/27/15	5,000,000	4,997,444

Kinder Morgan Inc./DE	0.800	5/20/15	10,000,000	9,995,761

Marriott International, Inc./MD	0.540	6/22/15	3,325,000	3,323,624

Marriott International, Inc./MD	0.590	5/12/15	1,700,000	1,699,870

Mohawk Industries, Inc.	0.470	5/11/15	3,145,000	3,144,779

Mohawk Industries, Inc.	0.440	5/4/15	653,000	652,983

Mondelez International, Inc.	0.531	7/7/15	4,390,000	4,387,554

Mondelez International, Inc.	0.520	6/9/15	3,800,000	3,798,890

Monsanto Co. 144A	0.502	5/26/15	10,000,000	9,998,223

National Grid USA	0.571	5/6/15	5,380,000	5,379,794

Newell Rubbermaid, Inc.	0.550	5/1/15	11,500,000	11,499,863

SABMiller Holdings, Inc.	0.500	5/27/15	11,500,000	11,495,847

SCANA Corp. 144A	0.600	5/21/15	3,000,000	2,999,265

Time Warner Cable, Inc.	0.490	6/8/15	19,000,000	18,994,607

Viacom, Inc.	0.470	5/29/15	9,000,000	8,998,195

Viacom, Inc.	0.480	5/14/15	10,000,000	9,999,106

Wyndham Worldwide Corp.	0.850	5/13/15	3,850,000	3,849,402

Wyndham Worldwide Corp.	0.780	5/5/15	5,200,000	5,199,689

Wyndham Worldwide Corp. 144A	1.001	5/7/15	4,610,000	4,609,615

Wyndham Worldwide Corp. 144A	0.720	5/1/15	10,000,000	9,999,881

Total commercial paper (cost $229,363,970)				$229,393,781

MORTGAGE-BACKED SECURITIES (7.8%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Agency collateralized mortgage obligations (0.9%)

Federal Home Loan Mortgage Corporation
Ser. 1619, Class PZ	6.500	11/15/23	$284,086	$313,794
Ser. 2345, Class PQ	6.500	8/15/16	63,590	65,481
Ser. 2430, Class UD	6.000	3/15/17	59,064	61,124
Ser. 3724, Class CM	5.500	6/15/37	388,013	435,404
Ser. 3316, Class CD	5.500	5/15/37	160,905	181,236
Ser. 2503, Class B	5.500	9/15/17	70,354	73,308
Ser. 3662, Class QA	5.000	3/15/38	131,124	132,772
Ser. 3028, Class BA	5.000	4/15/34	36,570	36,920
Ser. 2888, Class CG	5.000	8/15/33	75,764	77,322
Ser. 2840, Class OE	5.000	2/15/33	1,756	1,755
Ser. 3331, Class NV	5.000	6/15/29	286,000	293,336
Ser. 3580, Class VB	5.000	4/15/29	21,597	21,641
Ser. 2561, Class BD	5.000	2/15/18	235,656	245,757
Ser. 2541, Class JC	5.000	12/15/17	102,083	106,218
Ser. 2542, Class ES	5.000	12/15/17	20,258	21,086
Ser. 2519, Class AH	5.000	11/15/17	225,226	234,357
Ser. 2513, Class DB	5.000	10/15/17	27,443	28,495
Ser. 3539, Class PM	4.500	5/15/37	88,211	94,067
Ser. 2958, Class QD	4.500	4/15/20	44,952	46,824
Ser. 2882, Class UM	4.500	8/15/19	42,199	42,446
Ser. 3845, Class KP	4.000	4/15/38	36,614	36,608
Ser. 3681, Class AH	4.000	10/15/27	140,008	140,926
Ser. 2854, Class DL	4.000	9/15/19	201,775	209,484
Ser. 2864, Class GB	4.000	9/15/19	146,576	153,336
Ser. 2783, Class AY	4.000	4/15/19	136,097	141,103
Ser. 3805, Class AK	3.500	4/15/24	104,837	107,815
Ser. 2643, Class ME	3.500	3/15/18	19,685	19,800
Ser. 3683, Class JH	2.500	12/15/23	36,607	36,848
Ser. 3611, PO	0.000	7/15/34	113,507	100,016

Federal National Mortgage Association
Ser. 11-15, Class AB	9.750	8/25/19	239,383	263,028
Ser. 10-110, Class AE	9.750	11/25/18	177,366	195,697
Ser. 06-10, Class GC	6.000	9/25/34	961,654	973,675
Ser. 06-124, Class A	5.625	11/25/36	35,107	36,194
Ser. 05-48, Class AR	5.500	2/25/35	163,530	175,680
Ser. 05-51, Class CI	5.500	2/25/34	29,121	29,183
Ser. 08-8, Class PA	5.000	2/25/38	159,031	167,978
Ser. 09-86, Class PC	5.000	3/25/37	530,579	534,227
Ser. 09-15, Class MC	5.000	3/25/24	70,270	73,828
Ser. 03-92, Class VH	5.000	2/25/19	94,900	95,182
Ser. 02-73, Class OE	5.000	11/25/17	97,826	101,664
Ser. 02-65, Class HC	5.000	10/25/17	13,170	13,535
Ser. 09-100, Class PA	4.500	4/25/39	27,369	28,096
Ser. 04-8, Class GD	4.500	10/25/32	74,210	75,380
Ser. 04-26, Class PD	4.500	8/25/32	144,218	147,342
Ser. 11-60, Class PA	4.000	10/25/39	49,780	51,900
Ser. 11-4, Class JP	4.000	6/25/39	445,372	454,096
Ser. 11-36, Class PA	4.000	2/25/39	531,868	550,578
Ser. 03-43, Class YA	4.000	3/25/33	510,100	525,357
Ser. 10-109, Class JB	4.000	8/25/28	278,492	287,143
Ser. 10-17, Class CA	4.000	11/25/23	19,884	19,931
Ser. 11-89, Class VA	4.000	9/25/23	385,586	390,294
Ser. 04-27, Class HB	4.000	5/25/19	63,246	65,557
Ser. 03-128, Class NG	4.000	1/25/19	152,502	158,465
Ser. 11-20, Class PC	3.500	3/25/39	141,963	146,111
Ser. 11-40, Class DA	3.500	11/25/37	101,032	101,233
Ser. 10-155, Class A	3.500	9/25/25	43,170	44,152
Ser. 11-42, Class BJ	3.000	8/25/25	834,790	856,962
Ser. 10-49, Class KC	3.000	11/25/23	55,110	55,471
Ser. 10-43, Class KG	3.000	1/25/21	153,734	158,314
Ser. 11-23, Class AB	2.750	6/25/20	104,486	107,273
Ser. 10-81, Class AP	2.500	7/25/40	218,093	222,406
FRB Ser. 10-90, Class GF	0.681	8/25/40	3,522,206	3,535,590
FRB Ser. 06-74, Class FL	0.531	8/25/36	996,031	1,006,458
FRB Ser. 05-63, Class FC	0.431	10/25/31	1,385,635	1,382,388
Ser. 92-96, Class B, PO	0.000	5/25/22	47,617	47,093

Government National Mortgage Association
Ser. 10-61, Class EA	5.000	9/20/31	97,833	98,735
Ser. 10-31, Class VA	5.000	3/20/21	168,708	169,299
Ser. 10-39, Class PH	4.500	11/20/38	385,310	401,686
Ser. 11-7, Class CA	4.500	11/20/37	89,251	90,728
Ser. 09-109, Class NK	4.500	7/20/37	414,593	425,819
Ser. 09-94, Class MB	4.500	4/20/37	381,316	391,566
Ser. 10-29, Class PA	4.500	8/20/36	131,129	132,072
Ser. 09-116, Class EK	4.500	12/20/34	97,941	98,881
Ser. 09-54, Class HT	4.500	12/20/34	43,903	44,223
Ser. 09-31, Class MA	4.500	8/20/33	1,743	1,743
Ser. 09-59, Class P	4.250	9/20/33	146,265	150,320
Ser. 09-32, Class AB	4.000	5/16/39	44,126	46,661
Ser. 10-32, Class CJ	4.000	1/20/38	387,090	398,261
Ser. 08-38, Class PS	3.500	5/20/37	8,860	8,881
Ser. 09-118, Class AW	3.000	5/20/37	823,447	835,412

				19,831,027
Commercial mortgage-backed securities (2.5%)

Banc of America Commercial Mortgage Trust
Ser. 06-5, Class A2	5.317	9/10/47	412,487	412,459
Ser. 06-6, Class A2	5.309	10/10/45	38,657	38,765

Banc of America Merrill Lynch Commercial Mortgage, Inc. Ser. 05-4, Class A5A	4.933	7/10/45	4,691,388	4,702,179

COMM Mortgage Trust Ser. 05-C6, Class AJ	5.209	6/10/44	1,581,000	1,593,853

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C6, Class AJ	5.230	12/15/40	1,616,000	1,620,816

DBRR Trust 144A FRB Ser. 13-EZ3, Class A	1.636	12/18/49	8,453,919	8,493,547

GE Commercial Mortgage Corp. Trust Ser. 07-C1, Class AAB	5.477	12/10/49	202,277	202,277

GMAC Commercial Mortgage Securities, Inc. Trust Ser. 04-C2, Class A4	5.301	8/10/38	51,621	51,669

JPMorgan Chase Commercial Mortgage Securities Trust Ser. 04-LN2, Class A2	5.115	7/15/41	325,943	326,628

Merrill Lynch Mortgage Trust Ser. 05-CIP1, Class AM(F)	5.107	7/12/38	10,623,000	10,702,065

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2FX	5.861	4/12/49	537,076	536,142
Ser. 07-HQ11, Class A31	5.439	2/12/44	574,759	573,908

Selkirk, Ltd. 144A
Ser. 1, Class A (Cayman Islands)	1.329	2/20/41	9,276,890	9,253,698
Ser. 2, Class A (Cayman Islands)	1.183	2/20/41	1,140,351	1,139,615

Wachovia Bank Commercial Mortgage Trust
Ser. 07-C31, Class A2	5.421	4/15/47	46,289	46,248
FRB Ser. 05-C20, Class B	5.370	7/15/42	3,449,000	3,473,303

Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 06-C28, Class A4FL	0.330	10/15/48	8,720,747	8,634,307

				51,801,479
Residential mortgage-backed securities (non-agency) (4.4%)

BCAP, LLC Trust 144A
FRB Ser. 12-RR12, Class 4A1	2.712	4/26/36	4,753,192	4,846,771
FRB Ser. 10-RR6, Class 2A8	0.454	5/26/37	1,943,941	1,909,922
FRB Ser. 12-RR10, Class 5A5	0.438	4/26/36	9,088,091	8,931,867

Bear Stearns Asset Backed Securities I Trust FRB Ser. 05-EC1, Class M1	0.624	11/25/35	10,442,016	10,406,513

Bear Stearns Asset Backed Securities Trust
FRB Ser. 05-4, Class M1	0.674	1/25/36	2,224,810	2,218,033
FRB Ser. 05-SD3, Class 1A	0.671	7/25/35	2,324,162	2,277,679
FRB Ser. 05-SD2, Class 1A3	0.581	3/25/35	2,891,640	2,871,398

Citigroup Mortgage Loan Trust 144A
FRB Ser. 09-6, Class 12A1	2.648	7/25/36	1,010,646	1,028,079
FRB Ser. 09-5, Class 1A1	2.129	6/25/37	622,284	623,840

Citigroup Mortgage Loan Trust, Inc. 144A FRB Ser. 12-11, Class 3A1	0.464	12/25/35	2,028,219	1,998,335

Countrywide Asset-Backed Certificates Trust
FRB Ser. 04-12, Class MV2	1.119	3/25/35	1,068,772	1,068,879
FRB Ser. 05-1, Class MV3	0.654	7/25/35	6,507,535	6,487,361

CSMC Trust 144A FRB Ser. 14-5R, Class 6A1	0.324	10/27/36	10,109,095	9,963,777

GSAMP Trust FRB Ser. 06-HE2, Class A2	0.361	3/25/46	3,391,822	3,337,723

JPMorgan Resecuritization Trust 144A FRB Ser. 09-7, Class 1A1	2.564	8/27/37	4,215,731	4,273,908

Morgan Stanley Mortgage Loan Trust
FRB Ser. 05-6AR, Class 1A2	0.451	11/25/35	2,810,546	2,775,537
FRB Ser. 05-5AR, Class 1A1	0.451	9/25/35	6,881,910	6,822,037

Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates FRB Ser. 05-1, Class M1	0.651	2/25/35	2,628,667	2,622,096

Opteum Mortgage Acceptance Corp. Trust FRB Ser. 05-4, Class 1A1C	0.591	11/25/35	4,526,538	4,436,007

People's Choice Home Loan Securities Trust FRB Ser. 05-2, Class M2	0.819	5/25/35	8,810,258	8,808,496

Residential Accredit Loans, Inc. Trust Ser. 03-QR13, Class A3	4.000	7/25/33	500,666	505,272

Structured Asset Securities Corp Mortgage Loan Trust FRB Ser. 07-BC2, Class A3	0.311	3/25/37	4,952,954	4,940,572

				93,154,102

Total mortgage-backed securities (cost $165,263,191)				$164,786,608

CERTIFICATES OF DEPOSIT (2.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Banco Bilbao Vizcaya/NY FRN	1.107	5/16/16	$23,750,000	$23,712,214

Bank of Montreal/Chicago, IL FRN (Canada)	0.420	8/12/16	5,000,000	4,998,090

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)/New York, NY FRN (Japan)	0.655	7/15/16	7,000,000	6,997,655

Intesa Sanpaolo/NY FRN (Italy)	1.656	4/11/16	10,750,000	10,780,745

Nordea Bank Finland PLC/New York FRN	0.747	2/19/16	2,000,000	2,005,498

Sumitomo Mitsui Banking Corp./New York FRN (Japan)	0.582	3/3/16	2,000,000	1,999,610

Total certificates of deposit (cost $50,590,352)				$50,493,812

ASSET-BACKED SECURITIES (1.9%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Station Place Securitization Trust FRB Ser. 14-3, Class A	1.056	8/10/16	$20,000,000	$20,000,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A	1.055	7/25/16	20,000,000	20,000,000

Total asset-backed securities (cost $40,000,000)				$40,000,000

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (0.1%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (—%)

Government National Mortgage Association Pass-Through Certificates	4.500	10/15/19	$109,391	$115,387

Government National Mortgage Association Pass-Through Certificates	4.500	5/15/18	100,885	105,279

				220,666
U.S. Government Agency Mortgage Obligations (0.1%)

Federal Home Loan Mortgage Corporation	4.500	10/1/18	30,143	31,275

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.500	3/1/19	80,523	86,968

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.500	6/1/17	73,949	77,297

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	2/1/19	55,877	57,555

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	9/1/17	154,118	161,410

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	7/1/17	145,841	152,506

Federal Home Loan Mortgage Corporation Pass-Through Certificates	6.000	6/1/17	78,059	81,370

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.500	11/1/18	89,983	94,620

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.500	4/1/18	77,202	80,982

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	5/1/21	122,915	130,717

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	11/1/19	123,862	130,897

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	5/1/18	47,624	49,811

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	3/1/18	55,292	58,041

Federal Home Loan Mortgage Corporation Pass-Through Certificates	5.000	2/1/18	58,472	61,379

Federal Home Loan Mortgage Corporation Pass-Through Certificates	4.500	8/1/18	73,450	76,709

Federal National Mortgage Association Pass-Through Certificates	6.500	12/1/19	122,680	128,228

Federal National Mortgage Association Pass-Through Certificates	6.500	8/1/17	83,690	87,737

Federal National Mortgage Association Pass-Through Certificates	6.000	5/1/23	86,746	93,336

Federal National Mortgage Association Pass-Through Certificates	6.000	9/1/19	26,659	27,798

Federal National Mortgage Association Pass-Through Certificates	6.000	9/1/18	47,656	50,523

Federal National Mortgage Association Pass-Through Certificates	6.000	12/1/17	73,238	76,433

Federal National Mortgage Association Pass-Through Certificates	5.500	11/1/23	131,922	139,780

Federal National Mortgage Association Pass-Through Certificates	5.500	6/1/20	154,070	163,249

Federal National Mortgage Association Pass-Through Certificates	5.500	11/1/18	122,705	128,423

Federal National Mortgage Association Pass-Through Certificates	5.500	4/1/18	158,428	165,605

Federal National Mortgage Association Pass-Through Certificates	5.000	11/1/19	127,036	134,478

				2,527,127

Total U.S. government and agency mortgage obligations (cost $2,793,410)				$2,747,793

ASSET-BACKED COMMERCIAL PAPER (—%)(a)
	Yield (%)	Maturity date	Principal amount	Value

CIESCO, LLC	0.300	5/1/15	$250,000	$249,999

Total asset-backed commercial paper (cost $250,000)				$249,999

TOTAL INVESTMENTS

Total investments (cost $2,065,925,268)(b)				$2,065,666,999

Key to holding's abbreviations
BKNT	Bank Note
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2014 through April 30, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,101,130,145.
(b)	The aggregate identified cost on a tax basis is $2,065,925,348, resulting in gross unrealized appreciation and depreciation of $1,783,054 and $2,041,403, respectively, or net unrealized depreciation of $258,349.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	68.8%
	United Kingdom	6.2
	Australia	5.4
	France	5.0
	Canada	4.5
	Japan	3.4
	Netherlands	2.2
	Italy	1.2
	Denmark	0.8
	Sweden	0.6
	South Korea	0.5
	Cayman Islands	0.5
	Other	0.9

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed commercial paper	$—	$249,999	$—
Asset-backed securities	—	20,000,000	20,000,000
Certificates of deposit	—	50,493,812	—
Commercial paper	—	229,393,781	—
Corporate bonds and notes	—	1,577,995,006	—
Mortgage-backed securities	—	164,786,608	—
U.S. government and agency mortgage obligations	—	2,747,793	—

Totals by level	$—	$2,045,666,999	$20,000,000

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: June 26, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: June 26, 2015